Basis of Presentation and Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Vehicle [Member]
Property and equipment, estimated lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment, estimated lives	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment, estimated lives	7 years	7 years
Computers and equipment [Member] | Minimum [Member]
Property and equipment, estimated lives	3 years	3 years
Computers and equipment [Member] | Maximum [Member]
Property and equipment, estimated lives	5 years	5 years
Leasehold Improvements [Member]
Property and equipment, estimated lives	10 years not to exceed lease term	10 years not to exceed lease term